Cash, Cash Equivalents and Restricted Cash (Tables)	6 Months Ended
Jun. 30, 2025
Cash, Cash Equivalents And Restricted Cash [Abstract]
Schedule of Breakdown of Cash And Cash Equivalents

The breakdown of cash and cash equivalents is as follows:

In thousands of USD	At June 30, 2025	At December 31, 2024
US dollar	278,872	462,316
Singapore dollar	10,534	2,786
Norwegian krone	7,897	7,943
Euro	1,313	2,611
Bhutan ngultrum	505	420
Chinese renminbi	304	189
Malaysian ringgit	209	-
Canadian dollar	138	-
Hongkong dollar	20	5
Total cash and cash equivalents by currency	299,792	476,270

Restricted cash
Current	12,965	9,144
Non-current	6,144	8,212
Total restricted cash	19,109	17,356

Schedule of Standby Letters of Credits (“SLCs”)	The SLCs provide the beneficiaries with the ability to draw from the issuing banks up to a designated maximum aggregate amount (the “Draw Amount”). The details of SLCs are as follows:
	At June 30, 2025	At December 31, 2024
Draw Amount (In thousands of USD)	9,883	9,144
Range of expiration dates	July 2025 to April 2026	July 2025 to August 2025